Segment Information (Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Premiums	$ 606	$ 1,261	$ 1,828
Universal life and investment-type product policy fees	2,336	2,261	1,956
Net investment income	2,852	2,952	3,074
Other revenues	592	511	508
Net investment gains (losses)	82	152	35
Net derivative gains (losses)	(1,052)	1,003	1,096
Total revenues	5,416	8,140	8,497
Expenses
Policyholder benefits and claims	1,707	2,389	2,660
Interest credited to policyholder account balances	1,037	1,147	1,189
Goodwill impairment	66	394	0
Capitalization of DAC	(504)	(886)	(1,365)
Amortization of DAC and VOBA	50	1,035	1,159
Interest expense on debt	190	231	389
Other expenses	1,923	2,340	2,798
Total expenses	4,469	6,650	6,830
Provision for income tax expense (benefit)	227	372	493
Income (loss) from continuing operations, net of income tax	720	1,118	1,174
Retail [Member]
Expenses
Goodwill impairment	23	218
Amortization of DAC and VOBA	44	1,023	1,149
Corporate Benefit Funding [Member]
Expenses
Goodwill impairment	0	0
Amortization of DAC and VOBA	5	10	4
Corporate & Other [Member]
Expenses
Goodwill impairment	43	176
Amortization of DAC and VOBA	1	2	6
Operating Segments [Member]
Revenues
Premiums	606	1,261	1,828
Universal life and investment-type product policy fees	2,190	2,124	1,834
Net investment income	2,888	2,877	2,779
Other revenues	592	511	508
Net investment gains (losses)	0	0	0
Net derivative gains (losses)	0	0	0
Total revenues	6,276	6,773	6,949
Expenses
Policyholder benefits and claims	1,500	2,027	2,540
Interest credited to policyholder account balances	1,042	1,105	1,168
Goodwill impairment	0	0	0
Capitalization of DAC	(504)	(886)	(1,365)
Amortization of DAC and VOBA	558	678	801
Interest expense on debt	68	68	67
Other expenses	1,923	2,334	2,773
Total expenses	4,587	5,326	5,984
Provision for income tax expense (benefit)	471	464	255
Operating earnings	1,218	983	710
Operating Segments [Member] | Retail [Member]
Revenues
Premiums	387	498	710
Universal life and investment-type product policy fees	2,155	2,081	1,764
Net investment income	1,614	1,525	1,423
Other revenues	587	505	502
Net investment gains (losses)	0	0	0
Net derivative gains (losses)	0	0	0
Total revenues	4,743	4,609	4,399
Expenses
Policyholder benefits and claims	737	738	896
Interest credited to policyholder account balances	906	943	988
Goodwill impairment	0	0	0
Capitalization of DAC	(475)	(848)	(1,301)
Amortization of DAC and VOBA	552	666	791
Interest expense on debt	0	0	0
Other expenses	1,816	2,229	2,568
Total expenses	3,536	3,728	3,942
Provision for income tax expense (benefit)	395	332	161
Operating earnings	812	549	296
Operating Segments [Member] | Corporate Benefit Funding [Member]
Revenues
Premiums	184	629	1,071
Universal life and investment-type product policy fees	35	29	34
Net investment income	1,162	1,167	1,175
Other revenues	5	6	5
Net investment gains (losses)	0	0	0
Net derivative gains (losses)	0	0	0
Total revenues	1,386	1,831	2,285
Expenses
Policyholder benefits and claims	749	1,161	1,598
Interest credited to policyholder account balances	136	162	180
Goodwill impairment	0	0	0
Capitalization of DAC	(2)	(5)	(7)
Amortization of DAC and VOBA	5	10	4
Interest expense on debt	0	0	0
Other expenses	36	39	42
Total expenses	924	1,367	1,817
Provision for income tax expense (benefit)	162	162	164
Operating earnings	300	302	304
Operating Segments [Member] | Corporate & Other [Member]
Revenues
Premiums	35	134	47
Universal life and investment-type product policy fees	0	14	36
Net investment income	112	185	181
Other revenues	0	0	1
Net investment gains (losses)	0	0	0
Net derivative gains (losses)	0	0	0
Total revenues	147	333	265
Expenses
Policyholder benefits and claims	14	128	46
Interest credited to policyholder account balances	0	0	0
Goodwill impairment	0	0	0
Capitalization of DAC	(27)	(33)	(57)
Amortization of DAC and VOBA	1	2	6
Interest expense on debt	68	68	67
Other expenses	71	66	163
Total expenses	127	231	225
Provision for income tax expense (benefit)	(86)	(30)	(70)
Operating earnings	106	132	110
Significant Reconciling Items [Member]
Revenues
Premiums	0	0	0
Universal life and investment-type product policy fees	146	137	122
Net investment income	(36)	75	295
Other revenues	0	0	0
Net investment gains (losses)	82	152	35
Net derivative gains (losses)	(1,052)	1,003	1,096
Total revenues	(860)	1,367	1,548
Expenses
Policyholder benefits and claims	207	362	120
Interest credited to policyholder account balances	(5)	42	21
Goodwill impairment	66	394	0
Capitalization of DAC	0	0	0
Amortization of DAC and VOBA	(508)	357	358
Interest expense on debt	122	163	322
Other expenses	0	6	25
Total expenses	(118)	1,324	846
Provision for income tax expense (benefit)	$ (244)	$ (92)	$ 238